Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Value Index Fund
Vanguard Mid-Cap Growth Index Fund
Supplement Dated July 19, 2021, to the Prospectuses and Summary Prospectuses Dated April 29, 2021
Important Changes to Vanguard U.S. Stock Index Funds
Vanguard Large-Cap Index Fund
Effective immediately, Michelle Louie has been named as a co-portfolio manager of Vanguard Large-Cap Index Fund. She replaces Michael A. Johnson, who had previously co-managed the Fund, and joins Walter Nejman, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Growth Index Fund
Effective immediately, Awais Khan has been named as a co-portfolio manager of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Growth Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Funds, and joins Donald M. Butler, who will continue to co-manage the Funds. The Funds’ investment objectives, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Michael A. Johnson under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for Vanguard Large-Cap Index Fund:
Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since July 2021.

The following replaces Michael A. Johnson under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for each of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Growth Index Fund:
Awais Khan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2021.
Prospectus Text Changes
The following replaces Michael A. Johnson under the heading “Investment Advisor” in the More on the Funds or More on the Funds and ETF Shares section:
Michelle Louie, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2010; has worked in investment management since 2011; has managed investment portfolios since 2016; and has co-managed the Large-Cap Index Fund since July 2021. Education: B.S., The American University; M.B.A., Georgia Institute of Technology.
Awais Khan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2010; has worked in investment management since 2012; and has co-managed the Mid-Cap Index, Mid-Cap Value Index, and Mid-Cap Growth Index Funds since July 2021. Education: B.S./B.S.B.A., University of North Carolina.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMI 072021
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Vanguard Index Funds

Supplement Dated July 19, 2021, to the Statement of Additional Information Dated April 29, 2021
Important Changes to Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Mid-Cap Value Index Fund
Vanguard Large-Cap Index Fund
Effective immediately, Michelle Louie has been named as a co-portfolio manager of Vanguard Large-Cap Index Fund. She replaces Michael A. Johnson, who had previously co-managed the Fund, and joins Walter Nejman, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Mid-Cap Value Index Fund
Effective immediately, Awais Khan has been named as a co-portfolio manager of Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Mid-Cap Value Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Funds, and joins Donald M. Butler, who will continue to co-manage the Funds. The Funds’ investment objectives, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table replace those under the sub-heading “1. Other Accounts Managed” on page B-49:
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended December 31, 2020 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Donald M. Butler	Registered investment companies[1,4,6]	16	$1.2T	0	$0
	Other pooled investment vehicles	2	$9.6M	0	$0
	Other accounts	1	$3B	0	$0
Michelle Louie[2]	Registered investment companies[3]	13	$1.1T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
William Coleman	Registered investment companies[4,5]	54	$1.1T	0	$0
	Other pooled investment vehicles	1	$9.2B	0	$0
	Other accounts	0	$0	0	$0
Gerard C. O’Reilly	Registered investment companies[5,8]	18	$1.8T	0	$0
	Other pooled investment vehicles	1	$423M	0	$0
	Other accounts	0	$0	0	$0
Walter Nejman	Registered investment companies[7,8]	50	$2.3T	0	$0
	Other pooled investment vehicles	2	$2.9B	0	$0
	Other accounts	0	$0	0	$0
Awais Khan[9]	Registered investment companies[10]	13	$254.2B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Includes Vanguard 500 Index Fund which held assets of $637 billion as of December 31, 2020.
2 Ms. Louie began co-managing Vanguard Large-Cap Index Fund on July 19, 2021.
3 Information provided as of May 31, 2021, and includes Vanguard 500 Index Fund and Large-Cap Index Fund which collectively held assets of $776.2 billion as of May 31, 2021.
4 Includes Vanguard Extended Market Index Fund which held assets of $96 billion as of December 31, 2020.

5 Includes Vanguard Small-Cap Index Fund, Small-Cap Value Index Fund, and Small-Cap Growth Index Fund which held assets of $185 billion as of December 31, 2020.
6 Includes Vanguard Mid-Cap Index Fund, Mid-Cap Value Index Fund, and Mid-Cap Growth Index Fund which held assets of $176 billion as of December 31, 2020.
7 Includes Vanguard Large-Cap Index Fund which held assets of $33 billion as of December 31, 2020.
8 Includes Vanguard Growth Index Fund, Total Stock Market Index Fund, and Value Index Fund which held assets of $1.3 trillion as of December 31, 2020.
9 Mr. Khan began co-managing Vanguard Mid-Cap Growth Index Fund, Mid-Cap Index Fund, and Mid-Cap Value Index Fund on July 19, 2021.
10 Information provided as of May 31, 2021, and includes Vanguard Mid-Cap Growth Index Fund, Mid-Cap Index Fund, and Mid-Cap Value Index Fund which collectively held assets of $200.6 billion as of May 31, 2021.
Within the same section, the following text replaces similar text under the sub-heading “4. Ownership of Securities” on page B-50:
As of December 31, 2020, Mr. O’Reilly owned shares of Vanguard Total Stock Market Index Fund within the $500,001-$1,000,000 range. As of December 31, 2020, Mr. Coleman owned shares of Vanguard Extended Market Index Fund within the $10,001-$50,000 range. As of December 31, 2020, Ms. Louie owned shares of Vanguard 500 Index Fund within the $100,001-$500,000 range. As of the same date, neither Mr. Butler nor Mr. Nejman owned any shares of the Funds they managed.
As of May 31, 2021, Ms. Louie did not own any shares of Vanguard Large-Cap Index Fund. As of May 31, 2021, Mr. Khan did not own any shares of Vanguard Mid-Cap Growth Index Fund, Mid-Cap Index Fund, or Mid-Cap Value Index Fund.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 040B 072021